Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 73,739,504	$ 58,613,304
Restricted cash	926,823	2,994
Trade accounts receivable, net	4,551,077	2,037,940
Other receivables	775,793	2,276,116
Inventories	3,191,140	2,538,342
Prepaid expenses	1,338,031	502,833
Derivative	184,392	0
Total current assets	84,706,760	65,971,529
Long-term assets:
Vessels, net	443,386,898	267,626,155
Balance	56,924,663	85,375,650
Restricted cash	6,000,000	5,700,000
Interest rate swap contract	200,636	0
Total assets	591,218,957	424,673,334
Current liabilities
Long-term debt, current portion	36,930,532	30,839,541
Accrued expenses	4,482,282	1,865,615
Accrued dividends	121,030	105,250
Derivative	0	56,042
Deferred revenues	8,237,629	11,275,911
Total current liabilities	57,169,609	51,187,810
Long-term liabilities
Long-term debt, net of current portion	168,473,386	99,161,871
Interest rate swap contract	0	168,138
Fair value of below market time charters acquired	2,626,130	7,580,306
Total long-term liabilities	171,099,516	106,910,315
Total liabilities	228,269,125	158,098,125
Commitments and contingencies
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 7,014,331 and 7,047,537 issued and outstanding, respectively	211,426	210,430
Additional paid-in capital	258,887,424	258,434,237
Retained earnings	103,850,982	7,930,542
Total shareholders’ equity	362,949,832	266,575,209
Total liabilities and shareholders’ equity	591,218,957	424,673,334
Nonrelated Party [Member]
Current liabilities
Trade accounts payable	5,735,830	5,746,510
Related Party [Member]
Current assets
Trade accounts receivable, net	1,662,306	1,298,941
Current liabilities
Trade accounts payable	$ 1,662,306	$ 1,298,941